Other Financial Liabilities at Fair Value Through Profit or Loss - Summary of Other Financial Liabilities at Fair Value Through Profit or Loss (Details) £ in Millions	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 USD ($)
Disclosure Of Other Financial Liabilities At Fair Value Through Profit Or Loss [Line Items]
Other financial liabilities at fair value through profit or loss	£ 803		£ 803
Notional amount	177,802		163,361
– US$30bn Euro Medium Term Note Programme
Disclosure Of Other Financial Liabilities At Fair Value Through Profit Or Loss [Line Items]
Other financial liabilities at fair value through profit or loss	3		5
Notional amount | $		$ 30,000,000,000		$ 30,000,000,000
Structured Notes Programmes
Disclosure Of Other Financial Liabilities At Fair Value Through Profit Or Loss [Line Items]
Other financial liabilities at fair value through profit or loss	375		413
Eurobonds
Disclosure Of Other Financial Liabilities At Fair Value Through Profit Or Loss [Line Items]
Other financial liabilities at fair value through profit or loss	102		142
Structured deposits
Disclosure Of Other Financial Liabilities At Fair Value Through Profit Or Loss [Line Items]
Other financial liabilities at fair value through profit or loss	321		223
Collateral and associated financial guarantees
Disclosure Of Other Financial Liabilities At Fair Value Through Profit Or Loss [Line Items]
Other financial liabilities at fair value through profit or loss	£ 2		£ 20